Shareholder Report, Average Annual Return (Details)		2 Months Ended	6 Months Ended	12 Months Ended	60 Months Ended	62 Months Ended	100 Months Ended	116 Months Ended	120 Months Ended
		Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Schwab International Opportunities Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab International Opportunities Fund
Average Annual Return, Percent	[1],[2],[3]		9.89%	28.40%	3.51%				7.95%
Schwab Core Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Core Equity Fund
Average Annual Return, Percent	[1]		3.06%	23.79%	11.05%				12.93%
Schwab Dividend Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Dividend Equity Fund
Average Annual Return, Percent	[1],[3]		9.44%	20.43%	9.68%				9.47%
Schwab Large-Cap Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Large-Cap Growth Fund
Average Annual Return, Percent	[1]		0.72%	33.26%	14.07%				16.28%
Schwab Small-Cap Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Small-Cap Equity Fund
Average Annual Return, Percent	[1]		16.80%	46.81%	9.69%				11.14%
Schwab Health Care Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Health Care Fund
Average Annual Return, Percent	[1],[3]		2.35%	5.86%	4.26%				7.99%
Schwab International Core Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab International Core Equity Fund
Average Annual Return, Percent	[1],[3]		12.92%	31.07%	11.63%				9.18%
Schwab S&P 500 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab S&P 500 Index Fund
Average Annual Return, Percent	[4]		5.97%	30.99%	13.10%				15.22%
Schwab Small-Cap Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Small-Cap Index Fund
Average Annual Return, Percent	[4]		13.66%	44.49%	5.80%				11.04%
Schwab Total Stock Market Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Total Stock Market Index Fund
Average Annual Return, Percent	[4]		6.18%	31.32%	11.84%				14.67%
Schwab U.S. Large-Cap Growth Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab U.S. Large-Cap Growth Index Fund
Average Annual Return, Percent	[4]		(1.49%)	30.55%	13.78%		17.29%
Schwab U.S. Large-Cap Value Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab U.S. Large-Cap Value Index Fund
Average Annual Return, Percent	[4]		14.10%	29.23%	10.26%		10.18%
Schwab U.S. Mid-Cap Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab U.S. Mid-Cap Index Fund
Average Annual Return, Percent	[4]		9.83%	25.76%	7.68%		10.43%
Schwab International Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab International Index Fund
Average Annual Return, Percent	[3],[4]		10.56%	25.18%	9.06%				9.09%
Schwab Fundamental U.S. Large Company Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Fundamental U.S. Large Company Index Fund
Average Annual Return, Percent	[4]		14.14%	34.01%	13.08%				14.03%
Schwab Fundamental U.S. Small Company Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Fundamental U.S. Small Company Index Fund
Average Annual Return, Percent	[4]		16.89%	37.30%	8.01%				10.91%
Schwab Fundamental International Equity Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Fundamental International Equity Index Fund
Average Annual Return, Percent	[3],[4]		21.12%	43.72%	13.39%				11.10%
Schwab Fundamental International Small Equity Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Fundamental International Small Equity Index Fund
Average Annual Return, Percent	[3],[4]		15.42%	35.20%	8.20%				8.84%
Schwab Fundamental Emerging Markets Equity Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Fundamental Emerging Markets Equity Index Fund
Average Annual Return, Percent	[3],[4]		14.04%	39.68%	10.26%				10.28%
Schwab Balanced Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Balanced Fund
Average Annual Return, Percent	[1]		3.38%	18.55%	6.30%				8.80%
Schwab MarketTrack All Equity Portfolio™
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab MarketTrack All Equity Portfolio
Average Annual Return, Percent	[1]		9.83%	31.51%	10.53%				12.00%
Schwab MarketTrack Growth Portfolio™
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab MarketTrack Growth Portfolio
Average Annual Return, Percent	[1]		7.80%	25.49%	8.62%				10.17%
Schwab MarketTrack Balanced Portfolio™
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab MarketTrack Balanced Portfolio
Average Annual Return, Percent	[1]		6.02%	19.77%	6.53%				8.02%
Schwab MarketTrack Conservative Portfolio™
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab MarketTrack Conservative Portfolio
Average Annual Return, Percent	[1]		4.18%	14.09%	4.29%				5.74%
Schwab Target 2010 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Target 2010 Fund
Average Annual Return, Percent	[1]		3.14%	12.19%	4.11%				5.74%
Schwab Target 2015 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Target 2015 Fund
Average Annual Return, Percent	[1]		3.43%	13.26%	4.44%				6.04%
Schwab Target 2020 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Target 2020 Fund
Average Annual Return, Percent	[1]		3.70%	14.01%	4.69%				6.54%
Schwab Target 2025 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Target 2025 Fund
Average Annual Return, Percent	[1]		3.84%	14.58%	5.04%				7.37%
Schwab Target 2030 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Target 2030 Fund
Average Annual Return, Percent	[1]		4.90%	18.42%	6.19%				8.48%
Schwab Target 2035 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Target 2035 Fund
Average Annual Return, Percent	[1]		5.92%	21.63%	7.05%				9.30%
Schwab Target 2040 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Target 2040 Fund
Average Annual Return, Percent	[1]		6.64%	23.95%	7.70%				9.96%
Schwab Target 2045 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Target 2045 Fund
Average Annual Return, Percent	[1]		7.31%	26.14%	8.24%				10.48%
Schwab Target 2050 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Target 2050 Fund
Average Annual Return, Percent	[1]		7.89%	27.83%	8.63%				10.83%
Schwab Target 2055 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Target 2055 Fund
Average Annual Return, Percent	[1]		8.25%	28.80%	8.79%				11.03%
Schwab Target 2060 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Target 2060 Fund
Average Annual Return, Percent	[1]		8.46%	29.55%	8.95%			10.98%
Schwab Target 2065 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Target 2065 Fund
Average Annual Return, Percent	[1]		8.77%	30.26%	9.09%	10.12%
Schwab Target 2070 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Schwab Target 2070 Fund
Average Annual Return, Percent	[1]	1.20%
MSCI EAFE® Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6],[7]		MSCI EAFE® Index (Net)
Average Annual Return, Percent	[7]		9.98%	24.60%	8.83%				8.85%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]		Russell 1000® Index
Average Annual Return, Percent			5.77%	30.42%	12.32%				15.01%
MSCI Emerging Markets Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[9]		MSCI Emerging Markets Index (Net)
Average Annual Return, Percent			15.13%	46.68%	6.05%				9.23%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10],[11],[12],[13],[14],[15],[16],[17],[18]		S&P 500® Index
Average Annual Return, Percent			6.03%	31.05%	13.14%		14.40%		15.26%
Dow Jones U.S. Total Stock Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Total Stock Market IndexSM
Average Annual Return, Percent		4.01%	6.19%	31.37%	11.86%	13.20%		14.50%	14.71%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		(1.28%)	0.54%	4.06%	0.18%	0.24%		1.49%	1.67%
Dow Jones Global Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Global Health Care Index
Average Annual Return, Percent			1.95%	7.24%	3.30%				7.91%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
Average Annual Return, Percent			13.63%	44.41%	5.75%				10.98%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
Average Annual Return, Percent			(1.49%)	30.63%	13.82%		17.34%		18.26%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000® Value Index
Average Annual Return, Percent			14.13%	29.25%	10.29%		10.24%		11.22%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Index
Average Annual Return, Percent			9.80%	25.78%	7.72%		10.47%
RAFI Fundamental High Liquidity US Large Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]		RAFI Fundamental High Liquidity US Large Index
Average Annual Return, Percent			14.33%	34.31%
Fundamental US Large Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fundamental US Large Spliced Index
Average Annual Return, Percent			14.33%	34.31%	13.35%				14.30%
RAFI Fundamental High Liquidity US Small Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[20]		RAFI Fundamental High Liquidity US Small Index
Average Annual Return, Percent			17.05%	37.61%
Fundamental US Small Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fundamental US Small Spliced Index
Average Annual Return, Percent			17.05%	37.61%	8.21%				11.10%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[21]		RAFI Fundamental High Liquidity Developed ex US Large Index (Net)
Average Annual Return, Percent			20.72%	43.34%
Fundamental Developed ex US Large Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fundamental Developed ex US Large Spliced Index
Average Annual Return, Percent			20.72%	43.34%	13.44%				11.08%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[22]		RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
Average Annual Return, Percent			14.99%	35.07%
Fundamental Developed ex US Small Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fundamental Developed ex US Small Spliced Index
Average Annual Return, Percent			14.99%	35.07%	8.43%				8.97%
S&P Developed ex-U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]		S&P Developed ex-U.S. Small Cap Index (Net)
Average Annual Return, Percent			12.05%	32.20%	5.16%				7.76%
RAFI Fundamental High Liquidity Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[23]		RAFI Fundamental High Liquidity Emerging Markets Index (Net)
Average Annual Return, Percent			13.11%	38.93%
Fundamental Emerging Markets Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fundamental Emerging Markets Spliced Index
Average Annual Return, Percent			13.11%	38.93%	10.40%				10.77%
Balanced Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Balanced Blended Index
Average Annual Return, Percent			5.03%	20.23%	7.28%				9.49%
All Equity Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			All Equity Composite Index
Average Annual Return, Percent			9.86%	31.87%	10.99%				12.49%
Growth Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Growth Composite Index
Average Annual Return, Percent			7.93%	25.94%	9.12%				10.66%
Balanced Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Balanced Composite Index
Average Annual Return, Percent			6.17%	20.23%	7.01%				8.52%
Conservative Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Conservative Composite Index
Average Annual Return, Percent			4.40%	14.67%	4.80%				6.28%
Target 2010 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Target 2010 Composite Index
Average Annual Return, Percent			3.17%	12.20%	4.45%				5.85%
Target 2015 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Target 2015 Composite Index
Average Annual Return, Percent			3.51%	13.29%	4.84%				6.18%
Target 2020 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Target 2020 Composite Index
Average Annual Return, Percent			3.74%	14.02%	5.10%				6.68%
Target 2025 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Target 2025 Composite Index
Average Annual Return, Percent			3.90%	14.51%	5.56%				7.59%
Target 2030 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Target 2030 Composite Index
Average Annual Return, Percent			4.97%	18.24%	6.82%				8.75%
Target 2035 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Target 2035 Composite Index
Average Annual Return, Percent			5.89%	21.23%	7.74%				9.63%
Target 2040 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Target 2040 Composite Index
Average Annual Return, Percent			6.61%	23.64%	8.45%				10.35%
Target 2045 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Target 2045 Composite Index
Average Annual Return, Percent			7.24%	25.73%	9.03%				10.92%
Target 2050 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Target 2050 Composite Index
Average Annual Return, Percent			7.75%	27.35%	9.43%				11.28%
Target 2055 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Target 2055 Composite Index
Average Annual Return, Percent			8.05%	28.28%	9.65%				11.52%
Target 2060 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Target 2060 Composite Index
Average Annual Return, Percent			8.25%	28.93%	9.82%			11.49%
Target 2065 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Target 2065 Composite Index
Average Annual Return, Percent			8.45%	29.57%	9.96%	10.79%
Target 2070 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Target 2070 Composite Index
Average Annual Return, Percent		1.60%

[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund commenced operations on October 16, 1996 which became the Schwab International Opportunities Fund Investor Shares. The Investor Shares were consolidated into Select Shares on February 26, 2019. The performance presented is that of the former Select Shares which commenced operations on April 2, 2004.
[3]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[4]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[5]	The MSCI EAFE® Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). The fund does not seek to track the regulatory index.
[6]	The MSCI EAFE® Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). The fund does not seek to track the regulatory index.
[7]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[8]	The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index.
[9]	The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net). The fund does not seek to track the regulatory index.
[10]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[11]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000® Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[12]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000® Value Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[13]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2000® Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[14]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index.
[15]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000® Growth Index. The fund does not seek to track the regulatory index.
[16]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000® Value Index. The fund does not seek to track the regulatory index.
[17]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 2000® Index. The fund does not seek to track the regulatory index.
[18]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell Midcap® Index. The fund does not seek to track the regulatory index.
[19]	The inception date of the RAFI Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
[20]	The inception date of the RAFI Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
[21]	The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
[22]	The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
[23]	The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.